Organization and Principal Activities	12 Months Ended
Dec. 31, 2012
Organization and Principal Activities

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

iSoftStone Holdings Limited (the “Company”), incorporated in the Cayman Islands, is the holding company for a group of companies. The Company, its subsidiaries and one consolidated variable interest entity (the “VIE”) (collectively the “Group”) are principally engaged in providing an integrated suite of IT services and solutions, including IT services, Consulting and Solution services, and Business Process Outsourcing services (“BPO services”).

The Group commenced its operations in October 2001 through Beijing iSoftStone Technologies Limited (“Beijing iSoftStone”), a limited liability company established in China and owned by Mr. Tianwen Liu and other individuals (the “founders”).

In November 2005, the corporate structure of the Group was reorganized by establishing the Company and transferring substantially all the operating assets and operations of Beijing iSoftStone into iSoftStone Information Technology (Group) Company Limited (“iSoftStone WFOE”), a wholly owned subsidiary of the Company, in exchange of issuance of ordinary shares of the Company to the founders.

The ultimate beneficial shareholders of the Company and Beijing iSoftStone were identical with no shareholder having, before or after the reorganization, a controlling interest. The Company has therefore accounted for this transaction as a recapitalization with no change in the basis of the assets and liabilities of Beijing iSoftStone.

Currently, the Group conducts its business primarily through the following subsidiaries:

•

iSoftStone WFOE, which is a primary operating entity and hosts the Group’s headquarters in Beijing, China. iSoftStone WFOE operates China-based delivery platform and holds China-based subsidiaries, mainly including: iSoftStone Information Technology Co., Ltd. located in Tianjin, iSoftStone Information System Service Co., Ltd. located in Wuxi, and Guangzhou iSoftStone Information Technology Co., Ltd. located in Guangzhou and iSoftstone Technology Service Company Limited in Wuhan.

•	iSoftStone Inc., the Company’s wholly owned subsidiary incorporated in the State of Delaware, United States.

•	iSoftStone Japan Limited, the Company’s wholly owned subsidiary incorporated in Japan.

The Group completed a number of acquisitions in the years presented:

•	In October 2010, the Group acquired Ascend Technologies, Inc. (“Ascend”).

•	In November 2010, the Group acquired Shanghai Kangshi Information System Co., Ltd. (“Shanghai Kangshi”).

•	In January 2011, the Group acquired iHealthStone Co., Limited (“iHealthStone”).

•	In July 2011, the Group acquired Adventier Consulting Group, Inc. (“Adventier”).

•	In April 2012, the Group acquired the power distribution solution business of Nanjing Jiangchen Science & Technology Co., LTD. (“Jiangchen”).

•	In June 2012, the Group acquired Abovenet International Inc. (“Abovenet”).

As of December 31, 2012, the Group’s subsidiaries and VIE were as follows:

	Later Date of Incorporation/ Acquisition	Place of Incorporation	Percentage of economic ownership
Subsidiaries
iSoftStone Information Technology (Group) Company Limited (“iSoftStone WFOE”)	November 4, 2005	PRC	100%
iSoftStone Korea Inc. (“iSoftStone Korea”)	April 20, 2006	Korea	100%
iSoftStone Japan Limited (“iSoftStone Japan”)	August 31, 2006	Japan	100%
iSoftStone Information Technology Company Limited ( “iSoftStone Tianjin”)	December 6, 2006	PRC	100%
iSoftStone Information System Service Company Limited ( “iSoftStone Wuxi”)	December 12, 2006	PRC	100%
iSoftStone Inc.	July 18, 2007	USA	100%
Tianjin Saisi Information Technology Company Limited (“Saisi”)	August 24, 2007	PRC	100%
Beijing iSoftStone Data Technology Service Company Limited (“iSoftStone Data”)	May 23, 2008	PRC	100%
iSoftStone Hong Kong Limited ( “iSoftStone HK”)	October 15, 2008	Hong Kong	100%
Guangzhou iSoftStone Information Technology Company Limited ( “iSoftStone Guangzhou”)	February 17, 2009	PRC	100%
Beijing Guodian Ruantong Technology Company Limited (“Guodian”)	December 28, 2009	PRC	87%
Nanjing iSoftStone Information Technology Company Limited (“iSoftStone Nanjing”)	June 22, 2010	PRC	100%
iSoftStone Information Technology Group (Dalian) Company Limited (“iSS-Dalian”)	July 30, 2010	PRC	100%
Hangzhou iSoftStone Information Services Company Limited ( “iSoftStone Hangzhou”)	August 16, 2010	PRC	100%
Shanghai Kangshi Information System Company Limited ( “Shanghai Kangshi”)	November 10, 2010	PRC	100%
Beijing iSoftStone Jiewen Information Technology Company Limited (“Jiewen”)	November 12, 2010	PRC	67%
iHealthStone Co., Limited (“iHealthStone”)	January 21, 2011	PRC	100%
iSoftStone Information Technology Group Chengdu Technology Company Limited (“iSS-Chengdu”)	January 21, 2011	PRC	100%
Xi’an iSoftStone Information Technology Company Limited (“TJ-Xian”)	March 23, 2011	PRC	100%
Shenzhen iSoftStone Technology Company Limited (“iSS-Shenzhen”)	April 27, 2011	PRC	100%
Zhenjiang iSoftStone Information Technology Company Limited (“WX-Zhenjiang”)	May 18, 2011	PRC	100%
iSoftStone Information Technology (Dalian) Company Limited (“iSoftStone Dalian”)	May 31, 2011	PRC	100%
Tianjin Intime Information Technology Company Limited (“Tianjin Intime”)	June 21, 2011	PRC	100%
iSoftStone Limited (“iSS-UK”)	June 24, 2011	UK	100%
iSoftStone UG (“iSS-Germany”)	June 28, 2011	Germany	100%
iSoftStone Information Technology Group (Wuhan) Company Limited (“iSS-Wuhan”)	July 13, 2011	PRC	100%

iSYS Information Technology Co., Ltd. (“iSS-iSYS”)	July 14, 2011	PRC	65%
iSoftStone Information System Service Yancheng Company Limited (“WX-Yancheng”)	September 30, 2011	PRC	100%
iSoftStone LLC (“iSS-LLC”)	November 2, 2011	USA	100%
Shenzhen iSoftStone Information Technology Company Limited (“SZ- Information”)	February 21, 2012	PRC	60%
Suzhou iSoftStone Information Technology Company Limited (“SZ-Suzhou”)	March 21, 2012	PRC	60%
Beijing Guodian Ruantong Jiangsu Technology Company Limited (“GD-Nanjing”)	April 23, 2012	PRC	87%
iSoftStone Technology Corporation (“iSoftStone-Canada”)	June 15, 2012	Canada	100%
Abovenet International Inc. (“Abovenet”)	June 23, 2012	Canada	100%
Liaoyuan iSoftStone Information Technology Company Limited (“DL WFOE-Liaoyuan”)	June 27, 2012	PRC	100%
Shanghai iSoftStone Industrial Company Limited (“WX-Shanghai”)	June 29, 2012	PRC	100%
iSoftStone Technology Service Company Limited (“iSST”)	September 7, 2012	PRC	100%
Tianjin iSoftStone Technology Service Company Limited (“iSST-Tianjin”)	September 26, 2012	PRC	100%
Nanjing iSoftStone Technology Service Company Limited (“iSST-Nanjing”)	September 27, 2012	PRC	100%
iSoftStone Technology Service Wuxi Company Limited (“iSST-Wuxi”)	September 29, 2012	PRC	100%
Xi’an iSoftStone Technology Service Company Limited (“iSST-Xi’an”)	October 15, 2012	PRC	100%
Foshan iSoftStone Information Technology Company Limited (“GZ-Foshan”)	October 29, 2012	PRC	100%
iSoftStone Technology Development (Yancheng) Company Limited (“iSoftStone-Yancheng”)	November 12, 2012	PRC	100%

Variable Interest Entity
Beijing iSoftStone Technologies Limited ( “Beijing iSoftStone”)	November 18, 2005	PRC	100%